Shareholders' Equity (Details 2) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
April 6, 2017 [Member]
Statement Line Items [Line Items]
Number of shares | shares	67,742
Unit price (in NIS)	$ 120
Gross proceeds | $	$ 2,237
May 11, 2017 [Member]
Statement Line Items [Line Items]
Number of shares | shares	22,074
Unit price (in NIS)	$ 120
Gross proceeds | $	$ 727
May 22, 2017 [Member]
Statement Line Items [Line Items]
Number of shares | shares	30,250
Unit price (in NIS)	$ 120
Gross proceeds | $	$ 1,001
June 13, 2017 [Member]
Statement Line Items [Line Items]
Number of shares | shares	58,714
Unit price (in NIS)	$ 140
Gross proceeds | $	$ 2,280
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of shares | shares	381,729
Gross proceeds | $	$ 2,959
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of shares | shares	20,823
Unit price (in NIS)	$ 6
Gross proceeds | $	$ 34
June 3, 2018 [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Unit price (in NIS)	$ 26
June 3, 2018 [Member] | Top of range [member]
Statement Line Items [Line Items]
Unit price (in NIS)	$ 30
September 25, 2018 [Member]
Statement Line Items [Line Items]
Number of shares | shares	289,079
Unit price (in NIS)	$ 6
Gross proceeds | $	$ 481
April 6, 2017 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	67,942
Warrant exercise price	$ 175
Expiration date	Nov. 30, 2018
May 11, 2017 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	22,074
Warrant exercise price	$ 175
Expiration date	Nov. 30, 2018
May 22, 2017 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	30,250
Warrant exercise price	$ 175
Expiration date	Nov. 30, 2018
June 13, 2017 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	58,714
Warrant exercise price	$ 200
Expiration date	Nov. 30, 2018
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of warrants | shares	218,935
Warrant exercise price	$ 46.4
Expiration date	Nov. 30, 2019
April 6, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	569
Exercise price	$ 120
Expiration date	Apr. 09, 2022
April 6, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	2,828
Exercise price	$ 120
Expiration date	Apr. 09, 2020
May 11, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	1,104
Exercise price	$ 120
Expiration date	May 11, 2020
May 22, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	2,269
Exercise price	$ 120
Expiration date	Jun. 21, 2020
June 13, 2017 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	4,225
Exercise price	$ 200
Expiration date	Jun. 21, 2020
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	20,702
Exercise price	$ 46
Expiration date	Nov. 30, 2019
June 3, 2018 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	645
Exercise price	$ 200
Expiration date	Nov. 30, 2018
August 21, 2018 [Member]
Statement Line Items [Line Items]
Number of non-traded warrants awarded | shares	745
Exercise price	$ 48
Expiration date	Nov. 30, 2019